UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2


             Read instructions at end of Form before preparing Form.

1.    Name and address of issuer:   USAA TAX EXEMPT FUND, INC.
                                    9800 Fredericksburg Road
                                    San Antonio, Texas  78288

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

               |X|

3.    Investment Company Act File Number:          811-3333

      Securities Act File Number:                  2-75093

4(a). Last day of fiscal year for which this Form is filed:  March 31, 2003

4(b). Check this box if this Form is being filed late (ie., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2): Not Applicable

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form:
      Not Applicable.

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities
             sold during the fiscal year in
             pursuant to section 24(f):                          $ 3,407,962,197

      (ii)   Aggregate price of securities
             redeemed or repurchased during the
             fiscal year:                       $ 3,073,205,011

      (iii)  Aggregate price of securities
             redeemed or repurchased during any
             prior fiscal year ending no earlier
             than October 11, 1995 that were not
             previously used to reduce
             registration fees payable to the
             Commission:                        $             0
                                                ---------------

      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii):                      - $ 3,073,205,011
                                                                 ---------------

      (v)    Net sales -- if Item 5(i) is
             greater than Item 5(iv)[subtract
             Item 5(iv) from Item 5(i)]:                         $   334,757,186

      -------------------------------------------------------
      (vi)   Redemption credits available for   $           0
             use in future years -- if
             Item 5(i) is less than Item 5(iv)
             [subtract Item 5(iv) from
             Item 5(i)]:
      -------------------------------------------------------

      (vii)  Multiplier for determining
             registration fee (See Instruction
             C.9):                                             x        0.000081
                                                                 ---------------

      (viii) Registration fee due [multiply
             Item 5(v) by Item 5(vii)] (enter
             "0" if no fee is due):                            =          27,115
                                                                 ===============

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a.

7.    Interest due -- if this Form is being filed more than
      90 days after the end of the issuer's fiscal year (see
      Instruction D):                                          + $           n/a
                                                                 ---------------


8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:                 = $        27,115
                                                                 ===============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: May 21, 2003 and May 27, 2003
                                        ------------     ------------
             Method of Delivery:

                               X   Wire Transfer
                                   Mail or other means


                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)* \s\ David Holmes
                               -------------------------------------------
                               David Holmes, SVP, Senior Financial Officer
                               -------------------------------------------

      Date:  May 28, 2003
             ------------

  * Please print the name and title of the signing officer below the signature.